SCHEDULE OF INVESTMENTS
February 29, 2000
(Unaudited)

                                                            PAR
                                                 MATURITY  (000)     VALUE
U.S. TREASURY BILLS(a) - 96.11%

 5.14%                                           03/02/00 $ 5,000 $  4,999,286
------------------------------------------------------------------------------
 4.93%                                           03/16/00  20,000   19,958,917
------------------------------------------------------------------------------
 5.00%                                           03/30/00  20,000   19,919,444
------------------------------------------------------------------------------
 5.22%                                           04/06/00  10,000    9,947,800
------------------------------------------------------------------------------
 5.26%                                           04/13/00   5,000    4,968,586
------------------------------------------------------------------------------
 5.29%                                           04/20/00  10,000    9,926,528
------------------------------------------------------------------------------
 5.33%                                           04/20/00   5,000    4,962,986
------------------------------------------------------------------------------
 5.36%                                           04/27/00  10,000    9,915,133
------------------------------------------------------------------------------
 5.71%                                           04/27/00  10,000    9,909,671
------------------------------------------------------------------------------
 5.58%                                           05/11/00   6,000    5,933,970
------------------------------------------------------------------------------
   Total U.S. Treasury Bills (Cost $100,442,321)                   100,442,321
------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 96.11% (Cost $100,442,321)                    100,442,321
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 3.89%                               4,070,373
------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                             $104,512,694
------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                    $100,442,321
----------------------------------------------------------------------
Cash                                                         4,495,750
----------------------------------------------------------------------
Investment for deferred compensation plan                       35,588
----------------------------------------------------------------------
Other assets                                                    32,037
----------------------------------------------------------------------
  Total assets                                             105,005,696
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                     415,215
----------------------------------------------------------------------
 Deferred compensation                                          35,588
----------------------------------------------------------------------
Accrued administrative services fees                             3,962
----------------------------------------------------------------------
Accrued distribution fees                                        8,920
----------------------------------------------------------------------
Accrued transfer agent fees                                      8,017
----------------------------------------------------------------------
Accrued trustees' fees                                           1,210
----------------------------------------------------------------------
Accrued operating expenses                                      20,090
----------------------------------------------------------------------
  Total liabilities                                            493,002
----------------------------------------------------------------------
NET ASSETS                                                $104,512,694
======================================================================

NET ASSETS:

Institutional Class                                       $ 53,788,531
======================================================================
Private Investment Class                                  $ 50,724,161
======================================================================
Cash Management Class                                     $          1
======================================================================
Resource Class                                            $          1
======================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                         53,791,599
======================================================================
Private Investment Class                                    50,738,890
======================================================================
Cash Management Class                                                1
======================================================================
Resource Class                                                       1
======================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $       1.00
======================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 29, 2000
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $3,051,199
-----------------------------------------------------------------

EXPENSES:

Advisory fees                                            123,553
-----------------------------------------------------------------
Custodian fees                                             5,323
-----------------------------------------------------------------
Administrative services fees                              24,863
-----------------------------------------------------------------
Trustees' fees                                             3,927
-----------------------------------------------------------------
Transfer agent fees                                       17,658
-----------------------------------------------------------------
Distribution fees (see Note 2)                           116,935
-----------------------------------------------------------------
Filing fees                                               20,592
-----------------------------------------------------------------
Other                                                     28,606
-----------------------------------------------------------------
  Total expenses                                         341,457
-----------------------------------------------------------------
Less: Fee waivers and reimbursements                    (212,040)
-----------------------------------------------------------------
  Net expenses                                           129,417
-----------------------------------------------------------------
Net investment income                                  2,921,782
-----------------------------------------------------------------
Net realized gain (loss) on sales of investments         (49,828)
-----------------------------------------------------------------
Net increase in net assets resulting from operations  $2,871,954
=================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 29, 2000 and year ended August 31, 1999 (Unaudited)

                                                                    FEBRUARY 29,   AUGUST 31,
                                                                        2000          1999
                                                                    ------------  ------------
OPERATIONS:

 Net investment income                                              $  2,921,782  $  6,402,815
-----------------------------------------------------------------------------------------------
 Net realized gain (loss) on sales of investments                        (49,828)      (10,840)
-----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                 2,871,954     6,391,975
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
 Institutional Class                                                  (1,830,000)   (4,317,947)
-----------------------------------------------------------------------------------------------
 Private Class                                                        (1,068,890)   (2,084,868)
-----------------------------------------------------------------------------------------------
 Cash Management Class                                                    (5,288)           --
-----------------------------------------------------------------------------------------------
 Resource Class                                                          (17,604)           --
-----------------------------------------------------------------------------------------------
Share transactions-net (see Note 4)                                  (29,330,768)  (10,323,072)
-----------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets                              (29,380,596)  (10,333,912)
-----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                133,893,290   144,227,202
-----------------------------------------------------------------------------------------------
  End of period                                                     $104,512,694  $133,893,290
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                     $104,530,491  $133,861,259
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of investments         (17,797)       32,031
-----------------------------------------------------------------------------------------------
                                                                    $104,512,694  $133,893,290
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 29, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury TaxAdvantage Portfolio, the Government & Agency Portfolio and the Treasury Portfolio. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Sales of the Personal Investment Class and the Reserve Class have not yet commenced. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                              RATE
-----------------------------------------------------------------------------
First $250 million                                                      0.20%
-----------------------------------------------------------------------------
Over $250 million to $500 million                                       0.15%
-----------------------------------------------------------------------------
Over $500 million                                                       0.10%
-----------------------------------------------------------------------------

   During the six months ended February 29, 2000, AIM waived advisory fees of $123,553 and reimbursed fees of $30,284.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended February 29, 2000, AIM was paid $24,863 for such services.

   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended February 29, 2000, AFS was paid $9,637 for such services.
   Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class equals 0.25%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, maximum annual rate of the average daily net assets attributable to such class. During the six months ended February 29, 2000, the Private Investment Class, the Cash Management Class and the Resource Class paid $58,027, $91 and $614, respectively, as compensation under the Plan. FMC waived fees of $58,203 for the same period.
   Certain officers and trustees of the Trust are officers of AIM, FMC and AFS. During the six months ended February 29, 2000, the Fund paid legal fees of
$1,092 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the six months ended February 29, 2000 and the year ended August 31, 1999 were as follows:

                                          FEBRUARY 29, 2000             AUGUST 31, 1999
                                      ---------------------------  ---------------------------
                                         SHARES        AMOUNT         SHARES        AMOUNT
                                      ------------  -------------  ------------  -------------
Sold:
  Institutional Class                  424,416,166  $ 424,416,166   606,748,092  $ 606,748,092
-----------------------------------------------------------------------------------------------
  Private Investment Class             520,894,207    520,894,207   605,044,466    605,044,466
-----------------------------------------------------------------------------------------------
  Cash Management Class*                10,364,472     10,364,472            --             --
-----------------------------------------------------------------------------------------------
  Resource Class*                       35,063,662     35,063,662            --             --
-----------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                      139,788        139,788       477,705        477,705
-----------------------------------------------------------------------------------------------
  Private Investment Class                 568,852        568,852     1,198,839      1,198,839
-----------------------------------------------------------------------------------------------
  Cash Management Class*                     4,671          4,671            --             --
-----------------------------------------------------------------------------------------------
  Resource Class*                            8,800          8,800            --             --
-----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class                 (459,259,946)  (459,259,946) (631,780,898)  (631,780,898)
-----------------------------------------------------------------------------------------------
  Private Investment Class            (516,089,837)  (516,089,837) (592,011,276)  (592,011,276)
-----------------------------------------------------------------------------------------------
  Cash Management Class*               (10,369,142)   (10,369,142)           --             --
-----------------------------------------------------------------------------------------------
  Resource Class*                      (35,072,461)   (35,072,461)           --             --
-----------------------------------------------------------------------------------------------
Net increase (decrease)                (29,330,768) $ (29,330,768)  (10,323,072) $ (10,323,072)
===============================================================================================

* The Cash Management Class and the Resource Class commenced sales on December 30, 1999.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Resource Class outstanding during the period December 30, 1999 (dates sales commenced) through February 29, 2000.

Net asset value, beginning of period                  $1.00
----------------------------------------------------  -----
Income from investment operations:
 Net investment income                                 0.01
----------------------------------------------------  -----
Less distributions:
 Dividends from net investment income                 (0.01)
----------------------------------------------------  -----
Net asset value, end of period                        $1.00
====================================================  =====
Total return(a)                                        0.81%
====================================================  =====
Ratios/Supplemental data:
Net assets, end of period (000's omitted)             $   0
====================================================  =====
Ratio of expenses to average net assets:
 Including fee waivers and/or expense reimbursements   0.27%(b)
====================================================  =====
 Excluding fee waivers and/or expense reimbursements   0.56%(b)
====================================================  =====
Ratio of net investment income to average net assets   4.68%(b)
====================================================  =====

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $2,262,511.